INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory, Net [Abstract]
Summary of Inventories
	December 31,
	2021	2020

Raw materials	$1,436	$1,254
Work in process	1,552	447
Finished goods (1)	1,268	463

	$4,256	$2,164

(1) finished goods as of December 31, 2020 includes machinery to be sold to Magna (for further information see Note 2i).